Investments In Associates And Joint Ventures, Other Investments And Non-Current Accounts Receivable - Summary of Combined Condensed Statement of Financial Position (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Current assets	$ 5,005	$ 4,526
Non-current assets	23,428	21,921
Total assets	28,433	26,447
Current liabilities	6,786	5,546
Non-current liabilities	9,531	9,992
Total liabilities	16,317	15,538
Total net assets	12,116	10,909
Associates and Joint Ventures [Member]
Disclosure of associates [line items]
Current assets	1,761	1,603
Non-current assets	1,877	1,699
Total assets	3,638	3,302
Current liabilities	468	468
Non-current liabilities	850	774
Total liabilities	1,318	1,242
Total net assets	$ 2,320	$ 2,060